Note 29 - Share-based Payments	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]

29  Share-based payments

Beginning in July 2021, the Group granted restricted share units (“RSUs”) and stock options (together, “compensatory equity awards”) to eligible employees of the Group and its subsidiaries, and other service providers under equity incentive plans authorizing the issuance of up to 25,000,000 Class C common shares of Bullish Global. Awards generally vest monthly from the grant date and are subject to additional terms and conditions including exercise periods, lapse and forfeiture provisions. The fair value of compensatory equity awards granted is recognized as share-based compensation expense over the vesting period with a corresponding increase in share-based payment reserves.

Under the 2021 employee equity plan, a total of 350,010 RSUs and 1,869,704 stock options had been granted as of December 31, 2025. In June 2023, the Group reduced the exercise price of all unexercised options from US$37.98 per share to US$14 per share.

Under the 2022 employee equity plan, adopted in June 2023, 1,575,234 stock options had been granted as of December 31, 2025. Options generally vest one-half or one-quarter per year from the grant date.

Under the 2023 employee equity plan, adopted in January 2024, 2,898,787 stock options had been granted as of December 31, 2025. Options generally vest one-quarter or one-fifth per year from the grant date.

In February 2025, the Board of Directors passed a resolution to adopt a new equity incentive plan (the “2024 Plan”). The 2024 Plan allows for the granting of stock options to management, employees, advisors, and other key service providers. Under the 2024 employee equity plan, $1,441,829 stock options had been granted as of December 31, 2025.

Options under the 2024 Plan may be granted for contractual periods of up to ten years at prices authorized by the Board of Directors. Options granted under the 2024 Plan typically vest ratably on an annual basis over four years and are subject to additional terms and conditions including exercise period, lapse, and forfeiture. In the event of a corporate transaction that results in a change of control or a public listing, the options will be subject to a lock up for a specified period after the triggering event.

The Group granted options to eligible employees of the Group and/or its subsidiaries and other service providers. Options under the 2024 Plan typically vest ratably on an annual basis over four years and are subject to additional terms and conditions including exercise period, lapse, and forfeiture.

The fair value of the employee and consultancy services received in exchange for the grant of the compensatory equity awards is recognized as an expense with a corresponding increase in share based payment reserve. The total amount to be expensed is determined by reference to the fair value of the options granted. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied.

On February 16, 2021, the Group granted 4,500,000 stock options (unadjusted for the reserve stock split) to a key advisor under an advisory agreement at an exercise price of $16 per share. The awards comprised two tranches: Tranche 1 options under which 50% vested on the grant date and the remaining 50% vesting over a three-year service period and Tranche 2 options subject to a 3 year vesting period and the occurrence of an initial public offering (“IPO”). In January 2023, the advisory agreement was terminated and unvested Tranche 2 options lapsed. In February 2024, the IPO condition was not met and the remaining Tranche 2 options were forfeited. On May 15, 2024, the advisor exercised the remaining 2,250,000 vested Tranche 1 options (unadjusted for the reserve stock split) through a net share settlement.

The table below presents the components of Share-based payments (in thousands):

	Year Ended December 31,
	2025	2024	2023
Share-based payments related to employees & directors	$15,345	$22,480	$17,781
Share-based payments related to advisor(i)	—	107	(11,608)
Other share-based payments	628	—	—
Total Share-based payments	$15,973	$22,587	$6,173

(i) Reversal of Tranche 2 options expense amortization of $12.4 million for the year ended December 31, 2023.

Equity-settled share plan to employees

Options

The tables below present details of the options activity during the year ended December 31, 2025, 2024, and 2023:

	Year Ended December 31,
	2025		2024		2023
		Weighted		Weighted		Weighted
		average	Number of	average	Number of	average
	Options	exercise price	stock options	exercise price	stock options	exercise price
Outstanding at beginning of period	4,944,061	$14.00	2,577,467	$25.76	1,163,597	$37.98
Granted during the period	1,458,858	$24.52	2,881,758	$14.00	1,575,234	$25.76
Forfeited during the period	(441,161)	$17.67	(515,164)	$14.00	(139,012)	$25.76
Modified during the period	—	$—	—	$—	(22,352)	$25.76
Exercised during the period	(116,551)	$14.14	—	$—	—	$—
Outstanding at the end of period	5,845,207	$18.10	4,944,061	$14.00	2,577,467	$25.76
Exercisable at the end of period	2,341,984		—		—

The options outstanding as of December 31, 2025 had a weighted average exercise price of $18.10 remaining contractual life of 7.9 years.

RSUs

The tables below present details of the RSU activity during the year ended December 31, 2025, 2024, and 2023:

	Year Ended December 31,
	2025	2024	2023
Outstanding at beginning of the period	200,046	201,939	235,109
Granted during the year	33,111	—	—
Forfeited during the year	—	(1,893)	(45,009)
Released during the year	(40,009)	—	—
Modified during the year	—	—	11,839
Outstanding at end of the period	193,148	200,046	201,939

2023 Equity-settled share plan to senior management

The tables below present details of the Restricted Units and Incentive Units outstanding during the periods:

Restricted Units relating to Class A of BMC1

	Year Ended December 31,
	2025	2024	2023
Outstanding at beginning of the period	4,787,234	4,787,234	—
Granted during the year	—	—	4,787,234
Shares converted from Class B to Class A during the period	5,136,703	—	—
Outstanding as of period end	9,923,937	4,787,234	4,787,234

Incentive Units relating to Class B of BMC1

	Year Ended December 31,
	2025	2024	2023
Outstanding at beginning of period	8,856,384	9,574,468	—
Granted during the year	—	—	9,574,468
Shares converted from Class B to Class A during the period	(5,136,703)	—	—
Cancelled during the period	—	(718,084)	—
Outstanding at the end of the period	3,719,681	8,856,384	9,574,468

On August 12, 2025, the Group redesignated 5,136,703 Class B shares as Class A shares of BMC1. The Class A and Class B shares of BMC1 are exchangeable for an aggregate of 7,075,504 Ordinary shares, of which 4,796,454 are vested as of December 31, 2025.

Equity-settled stock option plan to advisor

There were no outstanding advisor options and no activity for the year ended December 31, 2025, 2024, and 2023. A summary of advisor option activity for the year ended  December 31, 2025, 2024, and 2023 is as follows (in thousands except for exercise price):

	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023
		Weighted		Weighted		Weighted
		average		average		average
	Options	exercise price	Options	exercise price	Options	exercise price
Outstanding at beginning of period	—	$—	1,812,500	$15.97	2,250,000	$28.70
Exercised during the period	—	$—	(1,125,000)	$11.10	—	$—
Cancelled during the period	—	$—	—	$—	(437,500)	$28.70
Forfeited during the period	—	$—	(687,500)	$11.10	—	$—
Outstanding at the end of period	—	$—	—	$—	1,812,500	$15.97
Exercisable at the end of period	—		—		1,093,750